LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
LOSS PER SHARE

Note 13 - LOSS PER SHARE

The Company follows the two-class method when computing net loss per share as the Company has issued warrants that meet the definition of participating securities. The two-class method determines net loss per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed.

Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding. In addition, in computing the dilutive effect of convertible securities, the numerator is adjusted to add back any convertible preferred dividends. Diluted net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares that would have been outstanding during the period assuming the issuance of common shares for all potential dilutive common shares outstanding. Potential common shares consist of potential future exercises of outstanding stock options and common stock warrants. Because the inclusion of potential common shares would be anti-dilutive for all periods presented, they have been excluded from the calculation.

The Company’s common stock warrants contractually entitle the holders of such securities to participate in dividends but do not contractually require the holders of such securities to participate in losses of the Company. Accordingly, in periods in which the Company reports a net loss, such losses are not allocated to such participating securities. In periods in which the Company reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. The Company reported a net loss attributable to common stockholders for the three and six months ended June 30, 2023 and 2022.

The following table sets forth the information needed to compute basic and diluted loss per share for the three and six months ended June 30, 2023 and 2022:

	For The Three Months Ended June 30,		For The Six Months Ended June 30,
	2023	2022	2023	2022
Numerator
Net Loss attributable to common stockholders	$(11,700)	$(1,469)	$(6,808)	$(3,767)
Denominator
Weighted average common shares outstanding used to compute net loss per share, basic and diluted	47,418,269	36,616,430	46,263,591	36,579,990
Net loss per share of common stock, basic and diluted	$(0.25)	$(0.04)	$(0.15)	$(0.10)

Dragonfly Energy Holdings Corp.

Notes to Unaudited Condensed Consolidated Financial Statements

(in thousands, except share and per share data)

The following table sets forth the number of potential shares of common stock that have been excluded from diluted net loss per share because their effect was anti-dilutive:

	June 30, 2023	June 30, 2022
Warrants	23,492,221	-
Restricted stock units	208,000	-
Options	3,443,099	4,008,139
Weighted average number of common shares-basic	27,143,320	4,008,139

Note 16 - EARNINGS (LOSS) PER SHARE

Earnings (Loss) per Common Share

The following table sets forth the information needed to compute basic and diluted (loss) earnings per share for the years ended December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021
Basic (Loss) Earnings per common share:
Net (Loss) Income available to common shareholders	$(39,571)	$4,338
Weighted average number of common shares-basic	38,565,307	35,579,137
(Loss) Earnings per share, basic	$(1.03)	$0.12

Diluted (Loss) earnings per common share:
Net (Loss) Income available to common shareholders	$(39,571)	$4,338
Weighted average number of common shares-basic	38,565,307	35,579,137
Dilutive effect related to stock options	-	2,163,200
Weighted average diluted shares outstanding	38,565,307	37,742,337
(Loss) Earnings per share, diluted	$(1.03)	$0.11

DRAGONFLY ENERGY HOLDINGS CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021

(IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

The following table sets forth the number of potential shares of common stock that have been excluded from diluted net income per share net (loss) income per share because their effect was anti-dilutive:

	December 31, 2022	December 31, 2021
Warrants	16,708,414	-
Restricted stock units	180,000	-
Options	3,642,958	-
Weighted average number of common shares-basic	20,531,372	-